Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Provision for Income Taxes [Abstract]
Income before income tax expenses	$ (737,235)	$ 3,226,425	$ 2,130,692
Computed income tax expenses with statutory tax rate	(151,301)	806,606	532,673
Tax effect of preferential tax treatments	81,193	8,582	(10,490)
Tax adjustments on government grant received (Taxable income)	713,406
Tax effect of non-deductible items	32,993	56,508	11,594
Tax effect of temporary differences	121,526	(346)	(55,085)
Effect of net operating loss carryforward	(19,229)	(154,568)	(435,694)
Others	(61,691)
Income tax expenses	$ 716,897	$ 716,782	$ 42,998